UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	September 30, 2008

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	       October 14, 2008
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	376

Form 13F information Table Value Total:	 418080000


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     8324   121850 SH       SOLE                   121850
Abbott Labs Com                COM              002824100     9688   168260 SH       SOLE                   168260
Air Prods & Chems Inc Com      COM              009158106     8231   120175 SH       SOLE                   120175
Alcoa Inc Com                  COM              013817101     6456   285935 SH       SOLE                   285935
American Express Co Com        COM              025816109     6541   184630 SH       SOLE                   184630
Amgen Inc Com                  COM              031162100    10556   178100 SH       SOLE                   178100
Archer Daniels Midland Com     COM              039483102     6365   290485 SH       SOLE                   290485
Automatic Data Process Com     COM              053015103     9493   222055 SH       SOLE                   222055
Becton Dickinson & Co Com      COM              075887109    10659   132810 SH       SOLE                   132810
Caterpillar Inc Del Com        COM              149123101     8357   140225 SH       SOLE                   140225
Cisco Sys Inc Com              COM              17275R102     8329   369190 SH       SOLE                   369190
Coca-Cola Co Com               COM              191216100      873    16500 SH       SOLE                    16500
Dell Inc Com                   COM              24702R101     7053   427955 SH       SOLE                   427955
Disney Walt Co Com             COM              254687106     9338   304280 SH       SOLE                   304280
Dow Chem Co Com                COM              260543103     7481   235400 SH       SOLE                   235400
Emerson Elec Co Com            COM              291011104     8628   211530 SH       SOLE                   211530
Exxon Mobil Corp Com           COM              30231G102     8997   115848 SH       SOLE                   115848
Fedex Corp Com                 COM              31428X106     7679    97150 SH       SOLE                    97150
Gannett Inc Com                COM              364730101     4356   257585 SH       SOLE                   257585
General Dynamics Corp Com      COM              369550108    10204   138600 SH       SOLE                   138600
General Elec Co Com            COM              369604103     6657   261066 SH       SOLE                   261066
Home Depot Inc Com             COM              437076102     8349   322470 SH       SOLE                   322470
Illinois Tool Wks Inc Com      COM              452308109     8688   195465 SH       SOLE                   195465
Ingersoll-Rand Company Cl A    COM              G4776G101     6733   216005 SH       SOLE                   216005
Intel Corp Com                 COM              458140100     8985   479700 SH       SOLE                   479700
International Bus Mach Com     COM              459200101    12500   106870 SH       SOLE                   106870
International Paper Co Com     COM              460146103     7268   277635 SH       SOLE                   277635
JP Morgan Chase & Co Com       COM              46625H100     3990    85433 SH       SOLE                    85433
Johnson & Johnson Com          COM              478160104    11472   165595 SH       SOLE                   165595
Kimberly Clark Corp Com        COM              494368103     9871   152235 SH       SOLE                   152235
McDonalds Corp Com             COM              580135101    13275   215150 SH       SOLE                   215150
McGraw-Hill Cos Inc            COM              580645109     6322   200000 SH       SOLE                   200000
Microsoft Corp Com             COM              594918104     8517   319110 SH       SOLE                   319110
Morgan Stanley Com             COM              617446448     5059   219940 SH       SOLE                   219940
Nucor Corp Com                 COM              670346105     6091   154200 SH       SOLE                   154200
Pepsico Inc Com                COM              713448108    10284   144290 SH       SOLE                   144290
Pfizer Inc Com                 COM              717081103     7352   398685 SH       SOLE                   398685
Procter & Gamble Co Com        COM              742718109    11521   165314 SH       SOLE                   165314
Qualcomm Inc Com               COM              747525103    10499   244330 SH       SOLE                   244330
Royal Dutch Shell Plc Spons AD COM              780259206      608    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108     8643   110675 SH       SOLE                   110675
Staples Inc Com                COM              855030102    10753   477900 SH       SOLE                   477900
Stryker Corp Com               COM              863667101    10063   161530 SH       SOLE                   161530
Time Warner Inc Com            COM              887317105     6803   518925 SH       SOLE                   518925
US Bancorp DE Com              COM              902973304    11451   317900 SH       SOLE                   317900
Unilever NV NY                 COM              904784709     9238   328070 SH       SOLE                   328070
Union Pac Corp Com             COM              907818108    11492   161490 SH       SOLE                   161490
Valero Energy Corp Com         COM              91913Y100      409    13500 SH       SOLE                    13500
Verizon Communications Com     COM              92343V104     7714   240381 SH       SOLE                   240381
Wal-Mart Stores Inc Com        COM              931142103    11467   191470 SH       SOLE                   191470
Walgreen Co Com                COM              931422109     8401   271350 SH       SOLE                   271350